                                                            Semiannual Report

                                                            as of March 31, 2000



                                           Evergreen

                           Tax-Free High Income Fund



                           [LOGO OF EVERGREEN FUNDS]

--------------------------------------------------------------------------------
                                Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1
Evergreen Tax-Free High Income Fund
(formerly the Davis Tax-Free High Income Fund)

     Fund at a Glance .....................................................    2

     Portfolio Manager Interview ..........................................    3

Financial Highlights ......................................................    5

Schedule of Investments ...................................................    7

Statement of Assets and Liabilities .......................................   15

Statement of Operations ...................................................   16

Statements of Changes in Net Assets .......................................   17

Notes to Financial Statements .............................................   18



--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nations fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:     ARE NOT FDIC INSURED     May lose value . Not bank guaranteed

                           Evergreen Distributor,Inc.
   Evergreen Funds(SM) is a service mark of Evergreen Investment Services,Inc.

                             Letter to Shareholders
                             ----------------------
                                    May 2000


[PHOTO]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Tax-Free High Income Fund semiannual report, which covers the six-month period ended March 31, 2000.

U.S. Bond Markets Experience Volatility

The bond market environment suffered a great deal of volatility and unpredictability for the past six-month period. The Federal Reserve Board increased interest rates three times during the period as a response to a potential inflationary environment. In addition, the Treasury's announcement of a plan to curtail new and existing supplies of long-term government bonds led investors to seek longer-term issues in anticipation of possible shortages. These counteractive forces have caused the yield on the bellwether 30-year Treasury bond to decrease 0.22%, while the 10-Year Treasury yield increased approximately 0.10% by the end of the period. These factors are indicative of an abnormal investment environment where longer-term bonds paid lower rates than short-term bonds, this is also known as an "inverted yield curve". Amidst this volatile environment, we still believe that bonds are relatively attractive over the long term.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,


/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                    EVERGREEN
                            Tax-Free High Income Fund
                      Fund at a Glance as of March 31, 2000


                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 3/31/2000)
Total Net Assets                                                    $340,775,932
--------------------------------------------------------------------------------
Average Credit Quality                                                        AA
--------------------------------------------------------------------------------
Effective Maturity                                                    17.8 years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstars Style Box is based on a portfolio date as of 3/31/2000.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

(1)Source: 2000 Morningstar, Inc.

(2)Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income distributions and capital gain distributions.

Historical performance shown for classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A, C and Y have not been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If actual 12b-1 fees applicable to Class A had been used, returns for Class A would have been higher.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The Fund's yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to alternative minimum tax.

All data is as of 3/31/2000 and subject to change.


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------

Portfolio Inception Date: 3/21/1985   Class A   Class B    Class C    Class Y
Class Inception Date                12/1/1994  3/21/1985  8/18/1997  10/6/1997
--------------------------------------------------------------------------------
Average Annual Returns*
6 month with sales charge              -3.09%    -3.53%    -0.67%       n/a
--------------------------------------------------------------------------------
6 month w/o sales charge                1.72%     1.39%     1.29%      1.73%
--------------------------------------------------------------------------------
1 year with sales charge               -4.84%    -5.53%    -2.76%       n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                -0.11%    -0.83%    -0.88%     -0.11%
--------------------------------------------------------------------------------
5 years                                 3.92%     3.81%     4.13%      4.56%
--------------------------------------------------------------------------------
10 years                                5.60%     5.69%     5.69%      5.91%
--------------------------------------------------------------------------------
Maximum Sales Charge                    4.75%     5.00%     2.00%       n/a
--------------------------------------------------------------------------------
                                     Front End    CDSC      CDSC
30-day SEC yield                        6.20%     5.45%     5.43%      6.49%
--------------------------------------------------------------------------------
Taxable Equivalent Yield**             10.26%     9.02%     8.99%     10.75%
--------------------------------------------------------------------------------
6-month income dividends
per share                          $    0.28  $   0.25  $   0.25   $    0.29
--------------------------------------------------------------------------------

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

The Fund's yield will fluctuate and there can be no guarantee the Fund will achieve its investment objectives or any particular tax-exempt yield.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                     [GRAPH]


           Tax-Free High Income B                LB Muni                  CPI
--------------------------------------------------------------------------------
3/31/90                  10,000                   10,000                10,000
3/31/91                  10,485                   10,923                10,490
3/31/92                  11,640                   12,013                10,824
3/31/93                  12,719                   13,518                11,158
3/31/94                  13,350                   13,832                11,437
3/31/95                  14,209                   14,859                11,764
3/31/96                  14,927                   16,105                12,098
3/31/97                  15,869                   16,982                12,432
3/31/98                  16,933                   18,802                12,603
3/31/99                  17,540                   19,967                12,821
3/31/00                  17,392                   19,917                13,219


Comparison of a $10,000 investment in Evergreen Tax-Free High Income Fund, Class B shares(2), versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                            Tax-Free High Income Fund
                           Portfolio Manager Interview

Portfolio Management
--------------------

[PHOTO]

B. Clark Stamper
Tenure:June 1990

How did the Fund perform?

The Fund's Class B shares returned 1.39% for the six-month period ended March 31, 2000, outpacing the -1.32% average return produced by the tax-free high income funds followed by Lipper, Inc. Lipper, Inc. is an independent monitor of mutual fund performance. Performance is before the deduction of any applicable sales charges. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 2.12% for the same period. According to Lipper Inc., the Fund's Class B shares ranked third out of a competitive group of 57 funds for the six-month period and placed second out of 56 funds for the twelve-month period ended March 31, 2000. We attribute the strong relative performance to the Fund's emphasis on bonds with larger coupons and lower price volatility.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                 (as a percentage of 3/31/2000 portfolio assets)

                                     [GRAPH]

                          Health Care -- 21.6%
                          Housing -- 17.0%
                          Community Development -- 7.5%
                          Industrial Development -- 6.7%
                          Education -- 6.6%
                          Transportation -- 6.3%
                          Residential Care -- 6.3%
                          General Obligation -- 5.3%
                          Water & Sewer -- 4.4%
                          Utility -- 2.2%
                          Other 16.1%


What was the investment environment like for high yield municipal bonds?

The environment was challenging. While 30-year "AAA"-rated municipal bond rates fell, pushing prices modestly higher, the tax-exempt sector as a whole faced redemptions. Higher-yielding, lower-rated municipal bonds incurred the heaviest outflows, as investors seeking higher risk redirected their assets to the loftier returns of stocks. As a result, the prices of lower-rated municipal bonds fell, causing them to underperform their higher-rated counterparts. Yield relationships also shifted. For most of the period, lower-rated bonds provided minimal yield advantages over higher-rated bonds. As their prices fell, however, lower-rated bonds began to offer increasing yield advantages over bonds with higher-ratings.

                                    EVERGREEN
                            Tax-Free High Income Fund
                           Portfolio Manager Interview

With high yield prices falling, what strategies did you use to build the Fund's return?

We managed the Fund based on our long-term objective of maximizing tax-free income and total return relative to the level of risk undertaken. This approach involves evaluating bonds based on individual security characteristics such as coupon, price, call and sinking fund features, and then determining how a security would perform in various market environments. We also focus on credit characteristics and relative value. We actively manage the portfolio, adjusting positions with changes in market conditions.

Our strategies focused on selecting bonds with higher than average coupons, shorter maturities and shorter durations. Expressed in years, duration measures a bond's sensitivity to interest rate changes. A shorter duration results in less interest rate sensitivity and conversely, a longer duration produces greater sensitivity to changes in interest rates. Investing in bonds with shorter maturities and shorter durations helped preserve capital when bond prices fell. A key part of this strategy was our emphasis on "cushion bonds", bonds with higher than average coupons that trade at relatively low prices because many investors expect them to be called away by the issuer long before maturity. For various reasons, we did not think they would be called. Cushion bonds benefited the Fund because their already lower prices provided a cushion when prices fell. As prices fell and some of these bonds lost their cushion, we sold them. We also reduced the Funds position in lower-quality bonds. Gradually, we reinvested assets in higher-quality securities with greater potential for price appreciation, such as "AAA"-rated bonds with lower prices and lower coupons. We emphasized higher-rated bonds because, with lower-rated bonds offering little yield advantage, higher-rated bonds offered better relative value, in our opinion. The Fund's emphasis on higher-rated bonds benefited performance during the period, when higher-rated bonds outperformed securities with lower-ratings. As of March 31, 2000, the Fund's average quality was "AA". Also, with over 300 holdings, the Fund remained extremely well-diversified.

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------

                                     [GRAPH]

                                 AAA -- 56.7%
                                 AA -- 13.2%
                                 A -- 14.4%
                                 BBB -- 5.1%
                                 BB -- 0.9%
                                 B -- 1.3%
                                 Not Rated -- 8.4%

What is your outlook for the Fund over the next six months?

We expect higher-rated bonds to continue outperforming lower-rated securities, with on-going increases in the yield advantages offered by lower-rated bonds. We believe the economy could begin to cool off as a result of the stock market remaining volatile and ultimately, equity prices falling. Typically, investors demand greater yield advantages for riskier securities during periods of slower economic growth. In that environment, we intend to maintain a disciplined strategy of seeking attractive risk-adjusted returns. We expect to keep an emphasis on quality, however we also may take advantage of shifting yield relationships by adding some lower-rated positions if their yield advantages present solid long-term value.

                                   EVERGREEN                      (formerly
                           Tax-Free High Income Fund              the Davis
                              Financial Highlights                Tax-Free
                (For a share outstanding throughout each period)  High Income
                                                                  Fund)

                         Six Months Ended           Year Ended September 30,
                          March 31, 2000  -------------------------------------------------
                         (Unaudited) (b)    1999       1998      1997      1996    1995(a)
CLASS A SHARES
Net asset value,
 beginning of period         $   8.66     $   9.19   $   9.22  $   9.15  $   9.19  $   8.90
                             --------     --------   --------  --------  --------  --------
Income from investment
 operations
Net investment income            0.20         0.47       0.54      0.57      0.61      0.40
Net realized and
 unrealized gains or
 losses on securities           (0.06)       (0.52)      0.04      0.11     (0.05)     0.30
                             --------     --------   --------  --------  --------  --------
Total from investment
 operations                      0.14        (0.05)      0.58      0.68      0.56      0.70
                             --------     --------   --------  --------  --------  --------
Distributions to
 shareholders from
Net investment income           (0.28)       (0.48)     (0.56)    (0.59)    (0.54)    (0.40)
Net realized gains                  0            0      (0.05)    (0.02)    (0.06)    (0.01)
                             --------     --------   --------  --------  --------  --------
Total distributions to
 shareholders                   (0.28)       (0.48)     (0.61)    (0.61)    (0.60)    (0.41)
                             --------     --------   --------  --------  --------  --------
Net asset value, end of
 period                      $   8.52     $   8.66   $   9.19  $   9.22  $   9.15  $   9.19
                             --------     --------   --------  --------  --------  --------
Total return*                    1.72%       (0.61%)     6.53%     7.66%     6.33%     7.93%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $128,003     $174,441   $243,878  $ 92,020  $ 44,828  $ 45,461
Ratios to average net
 assets
 Expenses++                      1.06%+       1.06%      1.04%     1.26%     1.36%     1.43%+
 Net investment income           5.80%+       5.30%      5.37%     6.60%     6.64%     5.95%+
Portfolio turnover rate            21%          73%       126%      113%      107%      128%

                         Six Months Ended           Year Ended September 30,
                          March 31, 2000  -------------------------------------------------
                         (Unaudited) (b)    1999       1998      1997      1996      1995
CLASS B SHARES
Net asset value,
 beginning of period         $   8.63     $   9.16   $   9.19  $   9.12  $   9.17  $   9.09
                             --------     --------   --------  --------  --------  --------
Income from investment
 operations
Net investment income            0.21         0.41       0.49      0.53      0.54      0.48
Net realized and
 unrealized gains or
 losses on securities           (0.09)       (0.53)      0.02      0.08     (0.05)     0.10
                             --------     --------   --------  --------  --------  --------
Total from investment
 operations                      0.12        (0.12)      0.51      0.61      0.49      0.58
                             --------     --------   --------  --------  --------  --------
Distributions to
 shareholders from
Net investment income           (0.25)       (0.41)     (0.49)    (0.52)    (0.48)    (0.49)
Net realized gains                  0            0      (0.05)    (0.02)    (0.06)    (0.01)
                             --------     --------   --------  --------  --------  --------
Total distributions to
 shareholders                   (0.25)       (0.41)     (0.54)    (0.54)    (0.54)    (0.50)
                             --------     --------   --------  --------  --------  --------
Net asset value, end of
 period                      $   8.50     $   8.63   $   9.16  $   9.19  $   9.12  $   9.17
                             --------     --------   --------  --------  --------  --------
Total return*                    1.39%       (1.39%)     5.74%     6.89%     5.51%     6.64%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $181,710     $228,440   $255,300  $132,934  $109,488  $126,727
Ratios to average net
 assets
 Expenses++                      1.82%+       1.82%      1.80%     2.02%     2.10%     2.14%
 Net investment income           5.06%+       4.54%      4.62%     5.87%     5.89%     5.37%
Portfolio turnover rate            21%          73%       126%      113%      107%      128%

(a) For the period from December 1, 1994 (commencement of class operations) to September 30, 1995.
(b) On March 17, 2000, Evergreen Tax-Free High Income Fund acquired the net as-sets of the Davis Tax-Free High Income Fund. The Davis Tax-Free High Income Fund was the accounting and performance survivor in this transaction. The above financial highlights for the the periods prior to March 17, 2000 are those of the Davis Tax-Free High Income Fund.
*   Excluding applicable sales charges.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes expense reductions.

                       See Notes to Financial Statements.

                                   EVERGREEN                      (formerly
                           Tax-Free High Income Fund              the Davis
                              Financial Highlights                Tax-Free
                (For a share outstanding throughout each period)  High Income
                                                                  Fund)

                                  Six Months Ended   Year Ended September 30,
                                   March 31, 2000  ---------------------------
                                  (Unaudited) (c)   1999      1998    1997 (a)
CLASS C SHARES
Net asset value, beginning of
 period                               $  8.69      $  9.22   $  9.25   $ 9.20
                                      -------      -------   -------   ------
Income from investment
 operations
Net investment income                    0.22         0.42      0.49     0.04
Net realized and unrealized
 gains or losses on securities          (0.11)       (0.54)     0.03     0.03
                                      -------      -------   -------   ------
Total from investment operations         0.11        (0.12)     0.52     0.07
                                      -------      -------   -------   ------
Distributions to shareholders
 from
Net investment income                   (0.25)       (0.41)    (0.50)   (0.02)
Net realized gains                          0            0     (0.05)       0
                                      -------      -------   -------   ------
Total distributions to
 shareholders                           (0.25)       (0.41)    (0.55)   (0.02)
                                      -------      -------   -------   ------
Net asset value, end of period        $  8.55      $  8.69   $  9.22   $ 9.25
                                      -------      -------   -------   ------
Total return*                            1.29%       (1.34%)    5.74%    0.77%
Ratios and supplemental data
Net assets, end of period
 (thousands)                          $30,851      $41,642   $36,594   $2,430
Ratios to average net assets
 Expenses++                              1.79%+       1.83%     1.77%    2.03%+
 Net investment income                   5.08%+       4.53%     4.65%    5.85%+
Portfolio turnover rate                    21%          73%      126%     113%

                                Six Months Ended    Year Ended September 30,
                                 March 31, 2000  -----------------------------
                                (Unaudited) (c)     1999          1998 (b)
CLASS Y SHARES
Net asset value, beginning of
 period                              $8.66       $       9.19    $      9.20
                                     -----       ------------    -----------
Income from investment
 operations
Net investment income                 0.27               0.48           0.54
Net realized and unrealized
 gains or losses on securities       (0.13)             (0.52)          0.03
                                     -----       ------------    -----------
Total from investment
 operations                           0.14              (0.04)          0.57
                                     -----       ------------    -----------
Distributions to shareholders
 from
Net investment income                (0.29)             (0.49)         (0.53)
Net realized gains                       0                  0          (0.05)
                                     -----       ------------    -----------
Total distributions to
 shareholders                        (0.29)             (0.49)         (0.58)
                                     -----       ------------    -----------
Net asset value, end of period       $8.51       $       8.66    $      9.19
                                     -----       ------------    -----------
Total return                          1.73%             (0.51%)         6.34%
Ratios and supplemental data
Net assets, end of period
 (thousands)                         $ 212       $      1,292    $       883
Ratios to average net assets
 Expenses++                           0.87%+             0.93%          0.93%+
 Net investment income                5.93%+             5.43%          5.49%+
Portfolio turnover rate                 21%                73%           126%

(a) For the period from August 18, 1997 (commencement of class operations) to September 30, 1997.
(b) For the period from October 6, 1997 (commencement of class operations) to September 30, 1998.
(c) On March 17, 2000, Evergreen Tax-Free High Income Fund acquired the net assets of the Davis Tax-Free High Income Fund. The Davis Tax-Free High Income Fund was the accounting and performance survivor in this transaction. The above financial highlights for the the periods prior to March 17, 2000 are those of the Davis Tax-Free High Income Fund.
*   Excluding applicable sales charges.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and excludes expense reductions.

                       See Notes to Financial Statements.

                                   EVERGREEN           (formerly
                           Tax-Free High Income Fund   the Davis
                            Schedule of Investments    Tax-Free
                           March 31, 2000 (Unaudited)  High Income
                                                       Fund)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 98.2%
             Alabama - 2.2%
 $ 3,670,000 Birmingham Med. Ctr. East AL Spl. RB, Med Ctr. East
              Inc., (Insd. by MBIA),
              7.25%, 7/1/2015...................................   $  3,677,597
     295,000 Houston Cnty., AL Hosp. Board RB, Southeast AL Med.
              Ctr. Proj., 7.625%, 4/1/2007......................        296,705
     990,000 Mobile, AL Hsg. Assistance Corp. RRB, (Insd. by
              MBIA),
              7.625%, 8/1/2023..................................      1,013,622
     500,000 Pell City, AL Spl. Care Facs. RB, Ser. A,
              8.50%, 7/1/2018...................................        526,395
     770,000 Selma, AL Indl. Dev. Board RB, Hammermill Plant
              Proj.,
              6.875%, 4/1/2004..................................        776,152
     935,000 West Jefferson Amusement & Pub. Park Auth. RB,
              7.50%, 12/1/2008..................................      1,032,988
                                                                   ------------
                                                                      7,323,459
                                                                   ------------
             Alaska - 0.3%
     885,000 Alaska Indl. Dev. & Export Auth. RB, Ser. A, AMT,
              7.95%, 4/1/2010...................................        915,249
                                                                   ------------
             Arizona - 0.6%
     610,000 Casa Grande, AZ IDA RB, 8.25%, 12/1/2015...........        608,719
     230,000 Coconino & Mohave Cnty., AZ GO,
              0.00%, 7/1/2002 (a) ..............................        204,194
     260,000 Pima Cnty., AZ IDA Hlth. Care Corp. RB,
              8.00%, 7/1/2013...................................        262,285
     400,000 Pima Cnty., AZ MHRB, (Insd. by FHA),
              8.15%, 12/1/2025..................................        435,252
     500,000 Sierra Vista, AZ Dev. Auth. RRB, 8.50%, 8/1/2010...        515,430
                                                                   ------------
                                                                      2,025,880
                                                                   ------------
             California - 7.3%
   1,140,000 California Hlth. Facs. Auth. RB,
              9.875%, 7/1/2012..................................      1,154,936
             California Hlth. Facs. Financing RB:
   3,980,000  Ser. A,
              8.00%, 10/1/2018..................................      4,030,148
     135,000  Cnty. Program,
              Ser. B,
              7.20%, 1/1/2012...................................        135,240
             California Hsg. Fin. Agcy. RB:
     585,000  Ser. B,
              8.625%, 8/1/2015..................................        589,230
     650,000  Ser. C, (Insd. by FHA), AMT,
              7.60%, 8/1/2030...................................        655,395
     155,000  Ser. D, AMT,
              0.00%, 8/1/2020 (a) ..............................         31,964
   1,300,000  Ser. G,
              7.25%, 8/1/2017...................................      1,333,215

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             California - continued
 $   420,000 California Pub. Capital Impt. RB, 8.10%, 3/1/2018..   $    425,397
             Elk Grove, CA Unified Sch. Dist. Spl. Tax, (Insd.
              by MBIA):
   2,145,000 0.00%, 12/1/2017 (a)...............................        781,187
   2,790,000 0.00%, 12/1/2018 (a)...............................        949,242
             Lancaster, CA Sch. Dist. COP,
              (Insd. by FSA):
   1,730,000 0.00%, 4/1/2019 (a)................................        578,426
   1,730,000 0.00%, 4/1/2022 (a)................................        476,269
     785,000 Loma Linda, CA Collateralized RB,
              7.375%, 6/1/2009..................................        787,645
     930,000 Los Angeles, CA Community Redev. Agcy. Tax
              Allocation,
              Ser. G,
             6.75%, 7/1/2010....................................        937,133
     360,000 Los Angeles, CA Home Mtge. RB, (Coll. by GNMA),
              8.10%, 5/1/2017...................................        360,025
             Los Angeles, CA MHRB:
              (Coll. by GNMA), AMT,
     175,000 7.30%, 7/20/2011...................................        178,035
     100,000 Ser. A, (Coll. by FNMA),
             7.00%, 5/1/2006....................................        101,445
   2,690,000 Menlo Park, CA Community Dev. Agcy. MFHRB, Ser. A,
              (Insd by FHA),
              8.25%, 12/1/2028..................................      2,745,629
     725,000 Napa, CA Indl. RRB,
              8.50%, 12/1/2007..................................        725,355
             New Haven, CA Unified Sch. Dist. GO, Capital
              Appreciation, Ser. B,
              (Insd. by FGIC):
     900,000 0.00%, 8/1/2013 (a)................................        438,282
     985,000 0.00%, 8/1/2014 (a)................................        447,554
   1,200,000 0.00%, 8/1/2015 (a)................................        509,160
   1,400,000 0.00%, 8/1/2016 (a)................................        556,402
   1,650,000 0.00%, 8/1/2017 (a)................................        612,464
             Palmdale, CA Sch. Dist. COP,
              (Insd. by FSA):
   1,390,000 0.00%, 10/1/2018 (a)...............................        482,664
   1,580,000 0.00%, 10/1/2022 (a)...............................        422,397
     575,000 San Diego, CA MHRB,
              9.50%, 10/20/2020.................................        577,398
             San Francisco, CA City & Cnty. Tax Allocation:
   3,915,000 0.00%, 8/1/2017 (a)................................      1,424,160
   3,910,000 0.00%, 8/1/2018 (a)................................      1,327,484
   1,400,000 Santa Maria, CA Wastewater COP, (Insd. by AMBAC),
              0.00%, 8/1/2027 (a)...............................      1,021,314
     245,000 University, CA RB,
              7.20%, 9/1/2012...................................        245,519
                                                                   ------------
                                                                     25,040,714
                                                                   ------------
             Colorado - 0.2%
     530,000 Colorado Student Obl. Bond Loan RB, Ser. A, AMT,
              7.25%, 9/1/2005...................................        536,578

                                   EVERGREEN               (formerly
                           Tax-Free High Income Fund       the Davis
                       Schedule of Investments (continued) Tax-Free
                           March 31, 2000 (Unaudited)      High Income
                                                           Fund)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Colorado - continued
 $   180,000 Hamilton Creek, CO Metro Dist. GO,
              11.25%, 12/1/2004.................................   $    102,346
                                                                   ------------
                                                                        638,924
                                                                   ------------
             Connecticut - 0.4%
     100,000 Bristol, CT GO,
              7.40%, 6/15/2003..................................        101,751
     600,000 Connecticut Dev. Hlth. Care RB, Independent Living
              Proj., Ser. B,
              8.00%, 7/1/2017...................................        663,150
     635,000 Connecticut Higher Ed. Loan RB, AMT,
              7.375%, 11/15/2005................................        642,258
                                                                   ------------
                                                                      1,407,159
                                                                   ------------
             Delaware - 1.3%
     195,000 Delaware Economic Dev. Commission RB, (Coll. by
              GNMA),
              9.75%, 7/20/2020..................................        205,210
  16,825,000 Delaware Economic Dev. MHRB,
              0.00%, 12/20/2027 (a).............................      1,741,388
             Delaware EDA RB, (Insd. by MBIA)
              AMT,
   1,500,000  7.60%, 3/1/2020...................................      1,533,375
             Supermarkets Gen. Corp., (Coll. by GNMA),
     830,000  10.875%, 12/1/2003................................        833,361
                                                                   ------------
                                                                      4,313,334
                                                                   ------------
             Florida - 4.5%
     380,000 Broward Cnty., FL HFA RB,
              0.00%, 4/1/2014 (a)...............................         94,008
     385,000 Charlotte Cnty., FL IDA RB,
              10.00%, 6/1/2011..................................        407,800
     215,000 Dade Cnty., FL HFA Mtge. RB, Ser. H, (HUD Sect. 8),
              10.50%, 6/1/2000..................................        216,256
     260,000 Dade Cnty., FL Hlth. Facility Hosp. RB, Miami
              Children's Hosp., (Insd. by FGIC),
              6.875%, 8/15/2017.................................        260,460
   7,080,000 Duval Cnty., FL HFA SFMRB, AMT,
              0.00%, 10/1/2032 (a)..............................        788,216
             Florida Hsg. Fin. Agcy. RB:
     565,000  0.00%, 7/15/2016 (a)..............................         81,338
     900,000  8.10%, 10/1/2002..................................        864,846
             Florida Hsg. Fin. Corp. RB:
              (Insd. by FSA) AMT,
   5,545,000  0.00%, 12/1/2029 (a)..............................        778,185
  17,500,000  0.00%, 7/1/2030 (a)...............................      2,344,925
     555,000 Gulf Breeze, FL RB, (Insd. by FGIC, MBIA-IBC),
              7.75%, 12/1/2015..................................        556,487
      90,000 Highlands Cnty., FL IDA RB, Beverly Enterprises
              Florida Proj.,
              9.25%, 7/1/2007...................................         96,283
             Jacksonville, FL Hlth. Facs. Hosp. RB: Ser. A,
     460,000  8.00%, 10/1/2015..................................        430,436

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $   280,000  Ser. B,
              8.00%, 10/1/2015..................................   $    262,004
     123,680 Manatee Cnty., FL HFA Mtge. RB,
              0.00%, 10/1/2015 (a)..............................         22,035
             Miami Dade Cnty. FL Spl. Obl. RB:
   4,320,000  Ser. C, (Insd. by MBIA),
              0.00%, 10/1/2013 (a)..............................      2,033,511
              Ser. B, (Insd. by MBIA),
   1,000,000  0.00%, 10/1/2028 (a)..............................        175,060
  13,010,000  0.00%, 10/1/2033 (a)..............................      1,660,727
   2,990,000 Miami Dade Cnty., FL Spl. Obl. RRB, Ser. A, (Insd.
              by MBIA),
              0.00%, 10/1/2024 (a)..............................        673,079
     290,000 Miami, FL Spl. Obl. RB, Ser. A,
              (Insd. by MBIA),
              7.375%, 7/1/2006..................................        292,207
     460,000 Orange Cnty., FL Hsg. Fin. Mtge. RRB, Ser. A, AMT,
              7.25%, 9/1/2019...................................        471,886
     745,000 Orange Cnty., FL IDA RB,
              9.25%, 8/1/2010...................................        785,416
      80,000 Pinellas Park, FL Wtr. & Swr. RB, (Insd. by MBIA),
              10.00%, 10/1/2002.................................         80,374
     175,000 South Indian River Wtr. Ctl. Dist. FL Spl. Assmt.,
              8.00%, 11/1/2018..................................        184,518
     750,000 St. Petersburg, FL Hlth. Facs. Auth. RB, (Insd. by
              MBIA),
              7.00%, 12/1/2015..................................        787,275
   2,785,000 Tampa, FL Home Mtge. RB,
              (Insd. by FHA),
              0.00%, 10/1/2014 (a)..............................        537,004
     470,000 Winter Garden, FL IDA RB, Beverly Enterprises,
              8.75%, 7/1/2012...................................        497,984
                                                                   ------------
                                                                     15,382,320
                                                                   ------------
             Georgia - 1.5%
   1,270,000 Atlanta, GA, RB,
              Delta Airlines, AMT,
              7.90%, 12/1/2018..................................      1,292,873
     200,000 Gainesville, GA Redev. Auth. RB, First Mtge. Autumn
              Breeze, Ser. A, AMT,
              8.00%, 4/1/2026...................................        205,860
     200,000 Liberty Cnty., GA IDRB, AMT,
              7.875%, 12/1/2014.................................        208,298
     750,000 Macon Cnty. GA Med.
              Foundation Inc. RRB, Flint River
              Community Hosp.,
              9.00%, 3/1/2011...................................        751,305
   1,000,000 Savannah, GA EDA RB, AMT,
              7.75%, 9/1/2027...................................        860,000
   8,000,000 Washington Georgia Wilkes
              Payroll RB,
              0.00%, 12/1/2021 (a) .............................      1,779,200
                                                                   ------------
                                                                      5,097,536
                                                                   ------------

                                   EVERGREEN               (formerly
                           Tax-Free High Income Fund       the Davis
                       Schedule of Investments (continued) Tax-Free
                           March 31, 2000 (Unaudited)      High Income
                                                           Fund)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Hawaii - 4.0%
 $10,000,000 Hawaii Arpts. Sys. RB, AMT,
              7.00%, 7/1/2018...................................   $ 10,371,900
     170,000 Hawaii Dept. Trans.
              Spl. Facility, RB,
              Continental Airlines, Inc., AMT,
              9.60%, 6/1/2008...................................        174,221
   3,000,000 Honolulu, HI City & Cnty. MHRB,
              (Coll. by GNMA), AMT,
              6.90%, 6/20/2035..................................      3,092,220
                                                                   ------------
                                                                     13,638,341
                                                                   ------------
             Illinois - 15.7%
             Bolingbrook, IL GO:
              Ser. B, (Insd. by MBIA),
   1,500,000 0.00%, 1/1/2029 (a)................................        254,955
   2,500,000 0.00%, 1/1/2030 (a)................................        398,375
   2,500,000 0.00%, 1/1/2031 (a)................................        374,525
   1,500,000 0.00%, 1/1/2032 (a)................................        210,600
   2,500,000 0.00%, 1/1/2033 (a)................................        328,925
             Chicago, IL Board Of Ed. GO:
  11,225,000 Ser. A, (Insd. by FGIC),
             0.00%, 12/1/2015 (a)...............................      4,534,675
  10,000,000 Capital Appreciation Sch.
             Reform, B 1,
             0.00%, 12/1/2014 (a)...............................      4,323,300
   6,000,000 Chicago, IL Pub. Bldg. Commerce RB, Ser. A, (Insd.
              by MBIA),
              7.125%, 1/1/2015..................................      6,148,980
     250,000 Chicago, IL Sch. Fin. Auth. GO, Ser. B, (Insd. by
              MBIA),
              7.60%, 6/1/2001...................................        251,348
      75,000 Cook Cnty., IL SFMRB,
              0.00%, 7/1/2015 (a) ..............................         14,693
   3,975,000 Illinois Dedicated Tax RB,
              (Insd. by AMBAC),
              7.00%, 12/15/2010.................................      4,124,301
   7,000,000 Illinois Edl. Facs. Auth. RB,
              5.00%, 6/1/2018...................................      6,252,680
     500,000 Illinois Edl. Facs. Auth. RRB:
              5.50%, 11/15/2019.................................        400,890
   1,000,000 Silver Cross Hosp. & Med.,
             5.50%, 8/15/2019...................................        867,850
   6,535,000 Illinois Edl. Facs. Auth., RB,
              Alexian Brothers Hlth. Sys.,
              5.125%, 1/1/2028..................................      5,683,032
             Illinois Hlth. Facs. Auth. RB:
  10,160,000 9.00%, 11/15/2015..................................     10,664,642
   2,970,000 9.50%, 11/15/2019..................................      3,126,519
     395,000 Ser. A, (Insd. by MBIA),
             7.90%, 8/15/2003...................................        396,161
     115,000 Illinois Hsg. Dev. Auth. RB,
              0.00%, 7/1/2025 (a) ..............................        682,931
     111,000 Sauget, IL IDRB, Pillsbury Co. Proj., 8.375%,
              5/1/2005..........................................        111,220
             Sherman, IL RB,
              Ser. A:
     550,000 7.75%, 10/1/2022...................................        600,881
     500,000 8.375%, 7/1/2025...................................        519,575

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
             Southern, IL Univ. RB,
              (Insd. by MBIA):
 $ 2,975,000 0.00%, 4/1/2025 (a)................................   $    662,354
   2,000,000 0.00%, 4/1/2028 (a)................................        370,620
   2,000,000 0.00%, 4/1/2029 (a)................................        348,180
   1,000,000 St. Clair Cnty., IL Pub. Bldg. GO, (Insd. by MBIA),
              8.00%, 12/1/2005..................................      1,006,390
   1,000,000 Wataga, IL Hlth. Facility RB,
              10.00%, 9/1/2016..................................        720,000
                                                                   ------------
                                                                     53,378,607
                                                                   ------------
             Indiana - 4.0%
     450,000 Carmel, IN Retirement
              Rental Hsg. RB,
              8.75%, 12/1/2008..................................        478,751
   2,000,000 Dyer, IN Redev. Auth.
              Economic RB,
              6.625%, 1/15/2024.................................      1,997,360
      82,936 Elwood, IN EDRB,
              Steamships Kresge Co.,
              8.50%, 10/15/2000.................................         83,054
   6,000,000 Indiana Hlth. Facility Financing Auth. Hosp. RB,
              Refunding, Sisters St. Francis Hlth., Ser. A,
              (Insd. by MBIA),
              5.00%, 11/1/2029..................................      5,129,640
   4,125,000 Indiana Hlth. Facility Hosp. RB,
              6.85%, 7/1/2022...................................      4,349,111
   1,585,000 Madison Cnty. IN
              Hosp. Auth. Facility RB,
              8.00%, 1/1/2014...................................      1,589,184
                                                                   ------------
                                                                     13,627,100
                                                                   ------------
             Iowa - 0.0%
      88,363 Creston, IA IDRB,
              Steamships Kresge Co.,
              8.50%, 8/1/2000...................................         88,476
                                                                   ------------
             Kansas - 0.1%
     305,000 Liberal, KS Swr. Util. Sys. RB,
              (Insd. by AMBAC),
              8.90%, 4/1/2000...................................        305,000
                                                                   ------------
             Kentucky - 0.0%
      15,000 Jefferson Oldham & Bullitt, KY RB, 10.75%,
              11/1/2014.........................................         15,177
                                                                   ------------
             Louisiana - 1.9%
  23,045,000 East Baton Rouge, LA SFHRB,
              (Coll. by GNMA/FNMA),
              0.00%, 10/1/2030 (a)..............................      3,426,100
   1,000,000 Lake Charles, LA Non Profit Hsg. RB, (Insd. by
              FSA),
              7.875%, 2/15/2025.................................      1,000,970
     500,000 Louisiana Pub. Facs. Auth. Hosp. RB, Ser. A, (Insd.
              by MBIA),
              7.00%, 11/1/2002..................................        511,075
   1,333,333 Louisiana Pub. Facs. Auth. RB,
              8.00%, 10/1/2009..................................      1,066,667

                                   EVERGREEN                (formerly
                           Tax-Free High Income Fund        the Davis
                       Schedule of Investments (continued)  Tax-Free
                           March 31, 2000 (Unaudited)       High Income
                                                            Fund)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Louisiana - continued
 $   335,000 New Orleans, LA Hsg. Dev. Corp. RB,
              Tulane Avenue Proj., Sec. 8,
              7.875%, 6/1/2010..................................   $    335,512
                                                                   ------------
                                                                      6,340,324
                                                                   ------------
             Maryland - 2.0%
     700,000 Allegany Cnty., MD IDRB, Morgan Manor Care Ctr.,
              (Insd. by FHA),
              12.45%, 2/1/2027..................................        806,911
     310,000 Maryland Indl. Financing Auth. RB,
              7.125%, 7/1/2006..................................        310,642
     460,000 Montgomery Cnty., MD EDRB, Brink Reservoir
              Facility,
              10.375%, 12/15/2014...............................        467,438
             Montgomery Cnty., MD Hsg. Opportunities RB:
     220,000  8.10%, 7/1/2008...................................        221,813
   2,310,000 Ser. A,
              8.25%, 7/1/2019...................................      2,335,479
   2,710,000 Upper Potomac River Commission
              MD RB, Westvaco Corp. Proj.,
              9.125%, 8/1/2015..................................      2,804,850
                                                                   ------------
                                                                      6,947,133
                                                                   ------------
             Massachusetts - 3.8%
     205,000 Lawrence MA IDRB,
              10.00%, 10/1/2003.................................        205,867
     165,000 Massachusetts Ed. Loan Auth.
              RB, Ser. A,
              7.65%, 1/1/2007...................................        166,899
             Massachusetts Hlth. & Ed. Facility RB: Brockton
              Hosp.,
              Ser. B:
   1,705,000  8.00%, 7/1/2007...................................      1,709,825
   2,280,000  8.10%, 7/1/2013...................................      2,286,111
              New England Sch. Law:
     125,000  8.30%, 7/1/2003...................................        125,390
     125,000  8.30%, 7/1/2004...................................        125,390
             Massachusetts Hlth. Edl. Facs. RB: Caregroup Issue,
   2,000,000  Ser. A,
              4.75%, 7/1/2020...................................      1,694,480
   1,750,000  Southcoast Hlth. Sys., Ser. A,
              (Insd. by MBIA),
              4.75%, 7/1/2027...................................      1,429,505
     180,000 Massachusetts Indl. Fin. Agcy.
              RB, Ser. A,
              8.75%, 7/15/2009..................................        180,220
             Rail Connections Inc., MA RB:
   3,855,000  0.00%, 7/1/2023 (a)...............................        796,250
   4,000,000  0.00%, 7/1/2024 (a)...............................        768,400
   4,140,000  0.00%, 7/1/2025 (a)...............................        741,184
   4,195,000  0.00%, 7/1/2026 (a)...............................        701,572
   4,430,000  0.00%, 7/1/2027 (a)...............................        690,283
   4,495,000  0.00%, 7/1/2028 (a)...............................        654,202
   4,640,000  0.00%, 7/1/2029 (a)...............................        628,998
                                                                   ------------
                                                                     12,904,576
                                                                   ------------

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Michigan - 1.0%
 $   310,000 Kentwood, MI Economic
              Dev. Corp. RB,
              7.85%, 9/1/2001...................................   $    310,775
     545,000 Michigan Muni. Bond Auth. RB,
              8.625%, 11/1/2016.................................        552,118
     600,000 Michigan Strategic Fund RB, NSF Intl.
              Proj., Ser. A,
              5.75%, 8/1/2019...................................        582,918
     500,000 Michigan Strategic Ltd. Obl. RRB, Welch Foods Inc.,
              6.75%, 7/1/2001...................................        503,375
     100,000 Oakland Cnty., MI Clint & Oak Sewage RB,
              7.00%, 5/1/2001...................................        101,217
     100,000 River Dist., MI Community Hosp. Auth. RRB,
              7.40%, 5/1/2001...................................        100,080
   1,090,000 Westland, MI Economic Dev. Corp.
              RB, Weyerhauser Co. Proj.,
              9.80%, 12/1/2000..................................      1,096,376
                                                                   ------------
                                                                      3,246,859
                                                                   ------------
             Minnesota - 0.1%
             St. Paul, MN Port Auth. IDRB,
              (Insd. by FGIC):
     235,000  9.50%, 12/1/2014..................................        241,458
     250,000  10.00%, 12/1/2014.................................        254,592
                                                                   ------------
                                                                        496,050
                                                                   ------------
             Mississippi - 0.7%
   1,500,000 Amory, MS Dock & Wharf RB, Weyerhauser Co. Proj.,
              9.50%, 9/1/2000...................................      1,505,220
     200,000 Hinds Community College Dist.,
              MS COP,
              6.50%, 9/1/2014...................................        205,218
     850,000 Mississippi Business Fin. Corp. PCRRB,
              5.90%, 5/1/2022...................................        756,049
                                                                   ------------
                                                                      2,466,487
                                                                   ------------
             Missouri - 0.8%
     150,000 Kansas City, MO EDA RB,
              8.00%, 12/1/2002..................................        153,132
             Missouri Hsg. Dev. Commission RB,
              (Insd. by FHA):
     635,000  0.00%, 9/1/2012 (a)...............................        266,700
     430,000  7.00%, 9/15/2021 (a)..............................        436,231
     450,000  7.00%, 9/15/2022 (a)..............................        456,561
     210,000  8.00%, 7/1/2017 (a)...............................        212,816
     235,000  9.375%, 4/1/2016 (a)..............................        239,615
     105,000 Missouri Sch. Boards Assn. COP,
              7.375%, 3/1/2006..................................        105,989
   1,500,000 St. Louis, MO Muni Fin. Corp. RB,
              (Insd. by AMBAC),
              0.00%, 7/15/2014 (a)..............................        625,155
     250,000 West Plains, MO IDA RB,
              8.75%, 8/1/2007...................................        250,638
                                                                   ------------
                                                                      2,746,837
                                                                   ------------

                                   EVERGREEN                (formerly
                           Tax-Free High Income Fund        the Davis
                       Schedule of Investments (continued)  Tax-Free
                           March 31, 2000 (Unaudited)       High Income
                                                            Fund)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Montana - 1.1%
 $ 4,900,000 Lewis & Clark Cnty., MT Environmental
              RB, AMT,
              5.85%, 10/1/2033..................................   $  3,730,174
                                                                   ------------
             Nebraska - 0.2%
   1,700,000 Nebhelp Inc. NE RB,
              (Insd. by MBIA), AMT,
              0.00%, 12/15/2015 (a).............................        606,288
                                                                   ------------
             Nevada - 2.1%
   4,250,000 Clark Cnty., NV IDRB, AMT,
              7.80%, 6/1/2020...................................      4,355,443
   2,000,000 Clark Cnty., NV PCRB,
              So. CA Edison Co.,
              7.125%, 6/1/2009..................................      2,067,880
             Nevada GO:
     500,000 8.40%, 9/1/2001....................................        526,385
     105,000 8.50%, 9/1/2005....................................        106,139
                                                                   ------------
                                                                      7,055,847
                                                                   ------------
             New Hampshire - 2.7%
             Manchester, NH
              Hsg. & Redev. Auth. RB,
              Ser. B, (Insd. by ACA):
   5,140,000 0.00%, 1/1/2016 (a)................................      1,790,211
   5,140,000 0.00%, 1/1/2017 (a)................................      1,660,734
   5,110,000 0.00%, 1/1/2018 (a)................................      1,530,190
   2,570,000 0.00%, 1/1/2019 (a)................................        712,558
   3,140,000 0.00%, 1/1/2020 (a)................................        808,393
     500,000 New Hampshire Higher
              Edl. & Hlth. RB,
              8.40%, 8/1/2011...................................        537,970
   2,225,000 New Hampshire IDA RB, AMT, 7.65%, 5/1/2021.........      2,283,050
                                                                   ------------
                                                                      9,323,106
                                                                   ------------
             New Jersey - 1.1%
   1,350,000 New Jersey EDA RB,
              9.95%, 12/1/2003..................................      1,358,114
   1,000,000 New Jersey EDA RRB,
              8.40%, 12/15/2015.................................      1,004,340
     590,000 New Jersey Hlth. Care Facs. Financing RB,
              Muhlenberg Regl. Med. Ctr.,
             Ser. B, (Insd. by MBIA-IBC),
             8.00%, 7/1/2018....................................        594,820
             Muhlenberg Regl. Med. Ctr., Ser. B, (Insd. by
              AMBAC):
     300,000 7.60%, 7/1/2002....................................        302,442
     605,000 8.00%, 7/1/2018....................................        609,943
                                                                   ------------
                                                                      3,869,659
                                                                   ------------
             New Mexico - 0.0%
     120,000 Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med.
              Foundation Proj., 12.00%, 3/1/2011................        120,708
                                                                   ------------
             New York - 9.4%
     300,000 Battery Park City Auth., NY RB,
              (Insd. by FHA),
              10.00%, 6/1/2023..................................        301,437

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             New York - continued
 $ 8,000,000 New York City, NY Muni. Wtr. Fin. RB, Ser. A,
              (Insd. by FSA),
              6.25%, 6/15/2021..................................   $  8,119,280
     200,000 New York Dormitory Auth. RB, 5.30%, 7/1/2017.......        193,400
   4,250,000 New York Energy Research & Dev. RB, (Insd. by
              AMBAC), AMT,
              7.50%, 1/1/2026...................................      4,301,892
     785,000 New York Local Govt. Assistance Corp. RB, Ser. A,
              (Insd. by FGIC), 4.375%, 4/1/2018.................        660,271
             New York Med. Care Facs.
              Fin. Agcy. RB:
     965,000  Ser. A,
              8.875%, 8/15/2007.................................        989,608
   2,000,000 Beth Israel Med. Ctr., Ser. A,
             (Insd. by MBIA),
             7.40%, 11/1/2004...................................      2,025,060
     700,000 Long Term Hlth. Care, Ser. B,
             (Insd. by FSA),
             7.375%, 11/1/2011..................................        715,575
   1,755,000 New York Mtge. Agcy. RB,
              (Insd. by FHA), AMT,
              7.85%, 4/1/2022...................................      1,792,294
     400,000 Otsego Cnty. NY Indl. Dev. Agcy. RB, Bassett
              Healthcare Proj.,
              Ser. A, (Insd. by MBIA),
              5.35%, 11/1/2020..................................        378,604
             Port Auth. NY & NJ, RB:
   7,000,000 7.125%, 6/1/2025...................................      7,100,240
   5,000,000 7.35%, 10/1/2027...................................      5,344,950
                                                                   ------------
                                                                     31,922,611
                                                                   ------------
             North Carolina - 1.0%
     500,000 Brevard, NC Hsg. Auth. RB,
              7.50%, 3/1/2028...................................        439,865
     500,000 Charlotte NC Hsg. Auth. RB,
              7.50%, 3/1/2028...................................        439,865
   2,500,000 North Carolina Med. Care Commission RB,
              4.75%, 12/1/2028..................................      2,068,725
     500,000 Piedmont Hlth. Dev.
              NC First Mtge. RRB,
              8.00%, 1/1/2013...................................        503,490
                                                                   ------------
                                                                      3,451,945
                                                                   ------------
             North Dakota - 0.3%
     900,000 Ward Cnty., ND Hlth. Care Facility RB, St. Joseph
              Hosp. Corp. Proj., 8.875%, 11/15/2014.............      1,052,388
                                                                   ------------
             Ohio - 1.2%
   2,200,000 Belmont Cnty., OH Hlth. Sys. RB, 5.80%, 1/1/2018...      1,769,856
   1,120,000 Hamilton Cnty., OH Hosp. Facs. RB,
              (Insd. by MBIA-IBC),
             7.00%, 1/1/2009....................................      1,126,899
     500,000 Mahoning Cnty. OH San Sewage Sys. RB, (Insd. by
              MBIA),
              7.50%, 2/1/2009...................................        511,305

                                   EVERGREEN                (formerly
                           Tax-Free High Income Fund        the Davis
                       Schedule of Investments (continued)  Tax-Free
                           March 31, 2000 (Unaudited)       High Income
                                                            Fund)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Ohio - continued
 $   515,000 Montgomery Cnty., OH Hosp. RRB, 7.40%, 4/1/2009....   $    521,381
     285,000 Ohio Hsg. Fin. Agcy. Single Family Mtge. RB,
              0.00%, 1/15/2015 (a) .............................         68,463
                                                                   ------------
                                                                      3,997,904
                                                                   ------------
             Oklahoma - 1.3%
     530,000 Oklahoma Dev. Fin. Auth. RRB, Hillcrest Healthcare
              Sys.,
              5.625%, 8/15/2019.................................        430,662
  23,085,000 Oklahoma Hsg. Fin. Agcy. SFHRB,
             0.00%, 3/1/2029 (a)................................      3,852,678
     200,000 Oklahoma Inds. Auth. RB, Hlth. Sys. Baptist Ctr.,
              Ser. C,
              7.00%, 8/15/2003..................................        212,192
                                                                   ------------
                                                                      4,495,532
                                                                   ------------
             Pennsylvania - 3.5%
   1,560,000 Berks Cnty., PA IDA RB, Supermarkets Gen. Corp.,
              10.50%, 11/1/2003.................................      1,528,613
     500,000 Clarion Cnty., PA IDA RB,
              5.875%, 5/1/2007..................................        465,455
     400,000 Columbia Cnty., PA IDA RB,
              9.00%, 12/1/2012..................................        395,348
   1,000,000 Delaware Cnty., PA Auth. RB, 4.875%, 11/15/2018....        877,850
     635,000 Luzerne Cnty., PA Hsg. Corp. RB, 8.125%,
              12/1/2008.........................................        636,149
     200,000 Mckean Cnty., PA IDA RB, Corning Glass Works Proj.,
              7.75%, 6/1/2005...................................        200,676
     920,000 Mercer Cnty., PA IDA RB, Kroger Co, 13.00%,
              6/1/2007..........................................        948,216
     250,000 Montgomery Cnty., PA Ed. & Hlth. RB, Sacred Heart
              Hosp., (Insd. by MBIA-IBC),
              6.80%, 2/1/2013...................................        251,708
   2,025,000 Montgomery Cnty., PA IDA RB, 7.50%, 1/1/2012.......      2,081,862
             Pennsylvania Hsg. Fin. Agcy. RB, AMT:
  11,000,000 0.00%, 4/1/2030 (a)................................      1,761,430
      45,000 9.00%, 8/1/2001....................................         45,479
      45,000 Pittsburgh, PA Urban Redev. Auth. RB, (Insd. by
              FHA),
              7.125%, 8/1/2004..................................         45,531
   5,000,000 Pittsburgh, PA Wtr. & Swr. Sys. RB, (Insd. by
              FGIC),
              0.00%, 9/1/2028 (a)...............................        902,350
     750,000 Sayre, PA Hlth. Care Facs. Auth. RB, (Insd. by
              AMBAC/MBIA),
              7.70%, 12/1/2015..................................        763,717
     750,000 Sharon, PA Regl. Hlth. Sys. Auth. RB, (Insd. by
              MBIA),
              5.00%, 12/1/2018..................................        673,395
     250,000 Warren Cnty., PA IDA RRB,
              9.00%, 11/1/2012..................................        263,743
                                                                   ------------
                                                                     11,841,522
                                                                   ------------

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             South Carolina - 2.1%
 $   100,000 Clemson University, SC COP,
              6.90%, 12/1/2007..................................   $    100,215
   5,165,000 Piedmont Muni. Pwr. Agcy. SC Elec. RB, Ser. A,
              (Insd. by MBIA),
              5.00%, 1/1/2014...................................      4,841,826
             South Carolina Ports Auth. RB: (Insd. by AMBAC),
              AMT,
   1,110,000 6.625%, 7/1/2011...................................      1,159,262
     495,000 6.75%, 7/1/2021....................................        517,710
     380,000 Sumter Cnty., SC Sch. Dist. Number 2 RB,
              8.125%, 4/1/2010..................................        388,288
                                                                   ------------
                                                                      7,007,301
                                                                   ------------
             South Dakota - 0.1%
     250,000 Aberdeen, SD GO, (Insd. by MBIA), 6.90%, 7/1/2004..        251,600
                                                                   ------------
             Tennessee - 0.4%
     500,000 Crossville, TN Hlth. & Edl. Board RB, 7.75%,
              6/1/2013..........................................        513,005
     285,000 Dover, TN Hlth. & Edl. Facs. RB, 9.50%, 9/1/2011...        285,502
     106,497 Dyer Cnty., TN Indl. Dev. Board RB, 8.10%,
              11/1/2000.........................................        106,572
      90,000 McMinnesota Cnty., TN IDA RB, 8.00%, 11/1/2000.....         90,089
     430,000 New Tazewell, TN Hlth. Edl. RB, 10.00%, 6/1/2017...        431,096
                                                                   ------------
                                                                      1,426,264
                                                                   ------------
             Texas - 10.7%
   7,335,000 Austin, TX Hsg. Fin. Corp Single Family Mtge. RB,
              0.00%, 2/1/2016 (a) ..............................        696,825
   1,550,000 Baytown Area Wtr. Auth., TX Wtr. RB, 6.375%,
              5/1/2002..........................................      1,551,643
             Bexar, TX Metropolitan Wtr. Dist. Wtrwks. RB,
              (Insd. by FHA):
   6,305,000 0.00%, 5/1/2032....................................        882,700
   6,305,000 0.00%, 5/1/2034....................................        778,541
      20,000 Coastal Wtr. Auth., TX Conveyance RB, (Insd. by
              FGIC),
              7.50%, 12/15/2016.................................         20,237
             Coppell, TX Independent Sch. Dist. GO:
   5,205,000 0.00%, 8/15/2016 (a)...............................      2,002,624
   5,205,000 0.00%, 8/15/2017 (a)...............................      1,873,227
   5,205,000 0.00%, 8/15/2018 (a)...............................      1,750,546
   5,200,000 0.00%, 8/15/2019 (a)...............................      1,632,748
     625,000 Dallas Cnty., TX Utility & Reclamation GO, (Insd.
              by MBIA)
              0.00%, 2/15/2014 (a)..............................        282,850
  10,110,000 Dallas, TX Civic Ctr. Convention RB, (Insd. by
              MBIA),
              4.875%, 8/15/2023.................................      8,746,667
  11,185,000 Harris Cnty. Houston, TX Spl. RB, Ser. B, (Insd. by
              MBIA)
              0.00%, 11/15/2018 (a).............................      3,706,373

                                   EVERGREEN               (formerly
                           Tax-Free High Income Fund       the Davis
                       Schedule of Investments (continued) Tax-Free
                           March 31, 2000 (Unaudited)      High Income
                                                           Fund)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Texas - continued
 $   125,000 Houston, TX Hsg. Fin. Corp. RB, Ser. A,
              8.00%, 6/1/2014...................................   $    130,226
  10,000,000 Houston, TX Independent Sch. Dist. GO, Ser. A,
              0.00%, 2/15/2013 (a)..............................      4,869,000
     500,000 Matagorda Cnty, TX Navigation Dist. 1 RRB, (Insd.
              by MBIA), AMT
              5.25%, 11/1/2029..................................        444,570
   1,000,000 Panhandle, TX Regl. Hsg. Fin. Corp. RB, Ser. C,
              8.125%, 3/1/2031..................................      1,005,190
             Panhandle, TX Regl. Hsg. Fin. RB: Ser. A,
   1,000,000 6.625%, 3/1/2020...................................        977,790
   1,000,000 6.75%, 3/1/2031....................................        977,110
   1,000,000 Pearlland, TX GO,
              0.00%, 3/1/2009 (a)...............................        534,320
     720,000 Redeemable River Auth.,
              TX Indl. Dev. RB,
              7.90%, 4/1/2007...................................        728,546
   1,000,000 Richardson, TX Hosp. Auth. RB, 5.625%, 12/1/2028...        786,470
   1,250,000 San Antonio, TX Hlth. Facs. RRB, Encore Nursing
              Ctr. Partner,
              8.25%, 12/1/2019..................................      1,317,963
     120,000 Texas Higher Ed. Board College RB, AMT,
              7.20%, 4/1/2002...................................        124,288
     235,000 Texoma Hsg. Fin. Corp., TX SFHRB, (Coll. by
              GNMA/FNMA), AMT, 5.80%, 9/1/2028..................        220,801
             Tomball, TX Independent Sch. Dist. GO,
   1,000,000  0.00%, 2/15/2013 (a)..............................        411,376
                                                                   ------------
                                                                     36,452,631
                                                                   ------------
             Utah - 0.3%
   1,000,000 Utah Hsg. Fin. Agcy. RB,
              6.875%, 7/1/2027..................................        935,930
                                                                   ------------
             Virginia - 4.0%
             Chesapeake, VA IDA RB,
              Nursing Home Revenue Sentara Life:
   1,000,000  7.875%, 11/1/2008.................................      1,012,690
   4,000,000  8.00%, 11/1/2018..................................      4,050,400
     140,000 Covington Alleghany Cnty., VA RB,
              9.375%, 9/1/2001..................................        142,258
     110,000 Montgomery Cnty., VA GO,
              6.70%, 4/1/2007...................................        110,757
             Norfolk, VA IDA RB,
              Nursing Home Revenue Sentara Life:
   1,000,000  7.875%, 11/1/2008.................................      1,012,690
   2,000,000  7.90%, 11/1/2018..................................      2,024,860
     500,000 Peninsula Ports Auth. VA Hosp. RB, (Insd. by FHA),
              8.70%, 8/1/2023...................................        536,250

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Virginia - continued
             Virginia Hsg. Dev. Auth. RB, Cmwlth. Mtge.,
              Ser. A:
 $   600,000  7.10%, 1/1/2017...................................   $    613,326
   1,000,000  7.10%, 1/1/2022...................................      1,018,880
   3,000,000  7.10%, 1/1/2025...................................      3,055,140
     215,000 Virginia Resources Auth. Wtr. & Swr. RB, Ser. A,
              7.50%, 11/1/2017..................................        215,520
                                                                   ------------
                                                                     13,792,771
                                                                   ------------
             Washington - 1.0%
     500,000 Chelan Cnty., WA Pub. Utility Dist. RB, Ser. A,
              AMT,
              5.60%, 7/1/2032...................................        478,545
   1,000,000 Port Seattle Passenger Facs. RB, Ser. A,
              5.00%, 12/1/2023..................................        881,270
   2,300,000 Washington Nonprofit Hsg. RB, Seattle Univ.
              Auxilliary Svcs. Proj.,
              5.30%, 7/1/2031...................................      2,012,293
                                                                   ------------
                                                                      3,372,108
                                                                   ------------
             West Virginia - 2.2%
     375,000 Beverly, WV Hsg. Corp. Mtge. RB, (Insd. by FHA),
              11.00%, 11/15/2022................................        416,663
     135,000 Glasgow, WV Hlth. Facs. RB,
              9.50%, 9/1/2001...................................        137,487
             West Virginia GO,
              (Insd. by FGIC):
   8,700,000  0.00%, 11/1/2022 (a)..............................      2,304,456
   4,400,000  0.00%, 11/1/2023 (a)..............................      1,096,348
   5,750,000  0.00%, 11/1/2025 (a)..............................      1,267,127
   2,310,000 West Virginia Hsg. Dev. Fund RB, Ser. B, (Insd. by
              FHA), AMT,
              7.20%, 11/1/2020..................................      2,363,684
                                                                   ------------
                                                                      7,585,765
                                                                   ------------
             Wisconsin - 0.9%
     300,000 Clear Lake Village, WI Sewage Sys. RB, AMT,
              8.00%, 8/1/2011...................................        307,539
   1,595,000 Wisconsin Hlth. & Edl. RB,
              7.375%, 7/15/2027.................................      1,419,550
   1,435,000 Wisconsin Hsg. & EDA. RB, Home Ownership, Ser. 2,
              AMT,
              6.875%, 9/1/2024..................................      1,459,295
                                                                   ------------
                                                                      3,186,384
                                                                   ------------
             Puerto Rico - 0.2%
     780,000 Puerto Rico Cmnwlth. Infrastructure RB, Ser. A,
              7.75%, 7/1/2008...................................        786,162
                                                                   ------------
             Total Municipal Obligations
              (cost $345,112,183)...............................    334,610,142
                                                                   ------------

                                   EVERGREEN               (formerly
                           Tax-Free High Income Fund       the Davis
                       Schedule of Investments (continued) Tax-Free
                           March 31, 2000 (Unaudited)      High Income
                                                           Fund)

   Shares                                                              Value

 MUTUAL FUND SHARES - 2.1%
  7,197,000 State Street Global Advisers
             Tax Free Money Market Fund (cost $7,197,000) .......   $  7,197,000
                                                                    ------------

            Total Investments -
             (cost $352,309,183)..........................   100.3%  341,807,142
            Other Assets and Liabilities - net............    (0.3)  (1,031,210)
                                                             -----  ------------
            Net Assets....................................   100.0% $340,775,932
                                                             =====  ============

(a) Security issued in zero coupon form. Any discount on the purchase of this security is amortized to income over the life of the security.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be af-fected by economic developments in a specific industry or municipality. In or-der to reduce risk associated with such economic developments, at March 31, 2000, 34.88% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guaranty assur-ance agencies. At March 31, 2000, the Fund had securities backed by bond insur-ance through MBIA, which represented 17.5% of net assets.

Summary of Abbreviations:

ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Corporation
AMT    Income may be subject to alternative minimum tax
COP    Certificates of Participation
EDA    Economic Development Authority
EDRB   Economic Development Revenue Bond
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Authority
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance, Corporation
GNMA   Government National Mortgage Association
GO     General Obligation
HFA    Housing Finance Authority
IBC    Insured Bond Certification
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
MBIA   Municipal Bond Investors Assurance Corporation
MHRB   Multi-family Housing Revenue Bond
MHRRB  Multi-family Housing Refunding Revenue Bond
PCRRB  Pollution Control Refunding Revenue Bond
RB     Revenue Bond
RRB    Refunding Revenue Bond
SFMRB  Single Family Mortgage Revenue Bond

                       See Notes to Financial Statements.

                                   EVERGREEN               (formerly
                           Tax-Free High Income Fund       the Davis
                      Statement of Assets and Liabilities  Tax-Free
                           March 31, 2000 (Unaudited)      High Income
                                                           Fund)

--------------------------------------------------------------------------------
Assets
 Identified cost of securities.................................... $352,309,183
 Net unrealized gains or losses on securities....................   (10,502,041)
--------------------------------------------------------------------------------
 Market value of securities......................................   341,807,142
 Cash............................................................           148
 Receivable for securities sold..................................     3,113,137
 Receivable for Fund shares sold.................................     2,204,798
 Interest receivable.............................................     5,627,224
 Receivable from investment advisor..............................        53,849
 Prepaid expenses and other assets...............................        60,910
--------------------------------------------------------------------------------
   Total assets..................................................   352,867,208
--------------------------------------------------------------------------------
Liabilities
 Distributions payable...........................................     1,008,879
 Payable for securities purchased................................    10,154,287
 Payable for Fund shares redeemed................................       774,895
 Distribution Plan expenses payable..............................        20,081
 Due to other related parties....................................         2,796
 Accrued expenses and other liabilities..........................       130,338
--------------------------------------------------------------------------------
   Total liabilities.............................................    12,091,276
--------------------------------------------------------------------------------
Net assets.......................................................  $340,775,932
--------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital.................................................  $372,398,046
 Overdistributed net investment income...........................    (1,376,881)
 Accumulated net realized losses on securities...................   (19,743,192)
 Net unrealized losses on securities.............................   (10,502,041)
--------------------------------------------------------------------------------
Total net assets.................................................  $340,775,932
--------------------------------------------------------------------------------
Net assets consists of
 Class A.........................................................  $128,003,431
 Class B.........................................................   181,709,762
 Class C.........................................................    30,850,764
 Class Y.........................................................       211,975
--------------------------------------------------------------------------------
Total net assets.................................................  $340,775,932
--------------------------------------------------------------------------------
Shares outstanding
 Class A.........................................................    15,017,656
 Class B.........................................................    21,384,019
 Class C.........................................................     3,607,032
 Class Y.........................................................        24,895
--------------------------------------------------------------------------------
Net asset value per share
 Class A.........................................................  $       8.52
--------------------------------------------------------------------------------
 Class A--Offering price (based on sales charge of 4.75%)........  $       8.94
--------------------------------------------------------------------------------
 Class B.........................................................  $       8.50
--------------------------------------------------------------------------------
 Class C.........................................................  $       8.55
--------------------------------------------------------------------------------
 Class Y.........................................................  $       8.51
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                   EVERGREEN                     (formerly
                           Tax-Free High Income Fund             the Davis
                            Statement of Operations              Tax-Free
                Six Months Ended March 31, 2000 (Unaudited) (a)  High Income
                                                                 Fund)

--------------------------------------------------------------------------------
Investment income
 Interest........................................................  $ 13,315,587
--------------------------------------------------------------------------------
Expenses
 Advisory fee....................................................     1,218,908
 Distribution Plan expenses......................................     1,383,727
 Administrative services fees....................................        21,842
 Transfer agent fee..............................................       176,191
 Trustees' fees and expenses.....................................        14,115
 Printing and postage expenses...................................        38,051
 Custodian fee...................................................        53,714
 Registration and filing fees....................................         7,581
 Professional fees...............................................        63,164
 Other...........................................................        58,248
--------------------------------------------------------------------------------
   Total expenses................................................     3,035,541
   Less: Expense reductions......................................        (5,749)
     Fee waivers.................................................       (68,853)
--------------------------------------------------------------------------------
 Net expenses....................................................     2,960,939
--------------------------------------------------------------------------------
 Net investment income...........................................    10,354,648
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
 Net realized losses on securities...............................   (14,803,238)
--------------------------------------------------------------------------------
 Net change in unrealized gains or losses on securities..........     8,367,186
--------------------------------------------------------------------------------
 Net realized and unrealized losses on securities................    (6,436,052)
--------------------------------------------------------------------------------
 Net increase in net assets resulting from operations............  $  3,918,596
--------------------------------------------------------------------------------

(a) On March 17, 2000, Evergreen Tax-Free High Income Fund acquired the net as-sets of the Davis Tax-Free High Income Fund. The Davis Tax-Free High Income Fund was the accounting and performance survivor in this transaction.

                       See Notes to Financial Statements.

                                   EVERGREEN               (formerly
                           Tax-Free High Income Fund       the Davis
                      Statements of Changes in Net Assets  Tax-Free
                           March 31, 2000 (Unaudited)      High Income
                                                           Fund)

                                            Six Months Ended
                                             March 31, 2000      Year Ended
                                            (Unaudited) (a)  September 30, 1999
-------------------------------------------------------------------------------
Operations
 Net investment income....................    $ 10,354,648      $ 24,207,519
 Net realized losses on securities........     (14,803,238)       (4,702,920)
 Net change in unrealized gains or losses
  on securities...........................       8,367,186       (24,020,731)
-------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations.............       3,918,596        (4,516,132)
-------------------------------------------------------------------------------
Distributions to shareholders from net
 investment income
   Class A................................      (4,795,504)      (11,085,707)
   Class B................................      (5,877,492)      (11,311,322)
   Class C................................      (1,037,765)       (1,940,285)
   Class Y................................         (20,768)          (67,634)
-------------------------------------------------------------------------------
   Total distributions to shareholders....     (11,731,529)      (24,404,948)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold................      28,868,029       105,307,443
 Payment for shares redeemed..............    (130,482,718)     (177,098,255)
 Net asset value of shares issued in
  reinvestment of distributions...........       4,388,753         9,872,090
-------------------------------------------------------------------------------
   Net decrease in net assets resulting
    from capital share transactions.......     (97,225,936)      (61,918,722)
-------------------------------------------------------------------------------
      Total decrease in net assets........    (105,038,869)      (90,839,802)
Net assets
 Beginning of period......................     445,814,801       536,654,603
-------------------------------------------------------------------------------
 End of period............................    $340,775,932      $445,814,801
-------------------------------------------------------------------------------
Overdistributed net investment income.....    $ (1,376,881)                0
-------------------------------------------------------------------------------

(a) On March 17, 2000, Evergreen Tax-Free High Income Fund acquired the net assets of the Davis Tax-Free High Income Fund. The Davis Tax-Free High Income Fund was the accounting and performance survivor in this transaction.

                       See Notes to Financial Statements.

                    Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Tax-Free High Income Fund (the "Fund") (formerly the Davis Tax-Free High Income Fund) is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Invest-ment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 follow the conversion rights at the time the shares were initially purchased. Class C shares are sold subject to a 2.00% contingent deferred sales charge payable on shares redeemed within one year after the month of purchase and a 1.00% contingent deferred sales charge if such shares are redeemed within two years after the month of purchase. Class C shares purchased prior to February 1, 2000 follow the contingent deferred sales charge schedule at the time the shares were initially purchased. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported here-in. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values the Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Mutual fund shares held in the Fund are valued at the net asset value of the mutual fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. When-issued and Delayed Delivery Transactions
The Fund records when-issued or delayed delivery transactions on trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not per-form under the contract.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Fund has qualified and intends to continue to qualify as a regulated in-vestment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required dis-tributions under the Code. Accordingly, no provision for federal taxes is re-quired. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, is the investment adviser to the Fund and is paid a management fee that is com-puted and paid daily by applying percentage rates, starting at 0.55% and de-clining to 0.45% per annum as net assets increase, to the average daily net as-sets of the Fund. Prior to March 17, 2000, Davis Selected Advisers, L.P. ("Da-vis") was the investment adviser to the Fund and was paid a management fee that was computed by applying percentage rates, starting at 0.65% and declining to 0.55% per annum as net assets increased, to the average daily net assets of the Fund.

During the six months ended March 31, 2000, the amount of investment advisory fees waived by the investment adviser was $68,853 and the impact on the Fund's annualized expense ratio represented as a percentage of its average daily net assets was 0.04%.

Prior to March 17, 2000, the Fund reimbursed Davis for registering Fund shares for sale in various states, certain transfer agent services and certain ac-counting services. For the period from October 1, 1999 through March 17, 2000, these fees amounted to $6,079, $13,290 and $8,815, respectively.

Stamper Capital & Investments, Inc. ("Stamper") is the sub-adviser of the Fund and is paid by EIMC. The Fund pays no fees directly to Stamper. Prior to March 17, 2000, Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidi-ary of Davis, was also the investment sub-adviser to the Fund. The Fund paid no fees directly to DSA-NY.

Evergreen Investment Services ("EIS"), an indirect, wholly owned subsidiary of First Union, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. For its services, the Fund pays the administrator a fee at the annual rate of 0.10% of the Fund's average daily net assets. Officers of the Fund and affiliated Trustees receive no com-pensation directly from the Fund.

During the six months ended March 31, 2000, the Fund paid or accrued to EIS ad-ministrative services of $21,842.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Fund. Prior to March 17, 2000, State Street Bank and Trust served as the Fund's primary transfer and dividend disbursing agent.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Group Inc. ("BISYS") serves as principal underwriter to the Fund. Prior to March 17, 2000, Davis Distributors, LLC, ("Davis Distributors") served as the principal underwriter and distributor to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A incurs distributions fees equal to 0.25% of the average daily net assets of the class, all of which is used to pay for shareholder service fees. Class B and Class C shares incur distribution fees equal to 1.00% of the average daily net assets of each class. Of this amount, 0.25% is used to pay for shareholder service fees and 0.75% is used to pay for distribution-re-lated costs. Distribution Plan expenses are calculated and paid daily.

During the six months ended March 31, 2000, amounts paid or accrued to EDI and Davis Distributors pursuant to the Fund's Class A, Class B and Class C Distri-bution Plans were as follows:

                                              Class A  Class B  Class C
                                              --------------------------
         EDI................................. $ 12,972 $ 74,924 $ 12,418
         Davis............................... $153,894 $960,286 $169,233

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITION

Effective on the close of business on March 17, 2000, the Fund acquired sub-stantially all the assets and assumed certain liabilities of Davis Tax-Free High Income Fund ("Davis Fund"), an open-end management investment company reg-istered under the 1940 Act, through a tax-free exchange of shares. Shareholders of Class A, B, C and Y of Davis Fund became owners of that number of full and fractional shares of Class A, B, C, and Y, respectively, of the Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Davis Fund immediately prior to close of business on March 17, 2000. The Fund had no operations prior to the acquisition. Since the Fund and the Da-vis Fund were similar funds and the Davis Fund contributed the majority of the net assets and shareholders, its basis of accounting for assets and liabili-ties, and its operating results for prior periods are carried forward as the accounting survivor.

6. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Fund were as follows:


                            Six Months Ended              Year Ended
                             March 31, 2000           September 30, 1999
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
------------------------------------------------------------------------------
Class A
Shares sold.............  1,824,669  $ 15,391,802    5,092,150  $  45,945,933
Shares redeemed......... (7,192,931)  (60,857,814) (12,047,128)  (108,692,234)
Shares issued in
 reinvestment of
 distributions..........    246,349     2,087,183      564,534      5,078,931
------------------------------------------------------------------------------
Net decrease............ (5,121,913)  (43,378,829)  (6,390,444)   (57,667,370)
------------------------------------------------------------------------------
Class B
Shares sold.............  1,086,880     9,191,981    4,239,576     38,228,135
Shares redeemed......... (6,399,468)  (53,852,610)  (6,090,773)   (54,563,766)
Shares issued in
 reinvestment of
 distributions..........    225,941     1,906,584      444,771      3,985,404
------------------------------------------------------------------------------
Net decrease............ (5,086,647)  (42,754,045)  (1,406,426)   (12,350,227)
------------------------------------------------------------------------------
Class C
Shares sold.............    500,234     4,264,293    2,125,712     19,312,493
Shares redeemed......... (1,732,426)  (14,690,433)  (1,388,222)   (12,483,845)
Shares issued in
 reinvestment of
 distributions..........     45,134       383,475       86,645        780,258
------------------------------------------------------------------------------
Net increase
 (decrease)............. (1,187,058)  (10,042,665)     824,135      7,608,906
------------------------------------------------------------------------------
Class Y
Shares sold.............      2,370        19,953      200,923      1,820,882
Shares redeemed.........   (127,922)   (1,081,861)    (151,024)    (1,358,410)
Shares issued in
 reinvestment of
 distributions..........      1,348        11,511        3,093         27,497
------------------------------------------------------------------------------
Net increase
 (decrease).............   (124,204)   (1,050,397)      52,992        489,969
------------------------------------------------------------------------------
Net increase
 (decrease).............             $(97,225,936)              $ (61,918,722)
------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $79,713,576 and $178,255,244, respectively.

8. EXPENSE REDUCTIONS

The Fund has entered into expense offset arrangements with ESC and its custo-dian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions received by the Fund was $5,749 and the impact of the total expense reductions on the Fund's annualized expense ratio represented as a percentage of its average net assets was 0.00%.

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. DISTRIBUTIONS TO SHAREHOLDERS

On April 28, 2000, the Fund declared the following distribution from net in-vestment income payable on May 1, 2000 to shareholders on record on April 27, 2000. These distributions are not reflected in the accompanying financial statements.

         Class A              Class B                       Class C                       Class Y
         ----------------------------------------------------------------------------------------
         $0.043               $0.038                        $0.038                        $0.045

11. SPECIAL MEETING OF SHAREHOLDERS

A special meeting of the Davis Tax-Free High Income Fund shareholders was held on March 17, 2000. Shareholders of record on January 10, 2000 were entitled to notice of and to vote at the meeting and any adjournments thereof. The record date NAV and the total NAV voted and represented at the meeting was as follows:

            Total                                                              NAV Voted as
             NAV                                                               Percentage of
          Eligible                    NAV Voted                                  Total NAV
         ------------------------------------------------------------------------------
         366,372,269                 215,129,868                                  58.7189%

During the special meeting the shareholders voted the following:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of the Fund by Evergreen Tax-Free High Income Fund ("Evergreen Tax Free Fund"), a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Tax Free Fund and the assumption by Evergreen Tax Free Fund of the identified liabilities of the Fund. The Plan also provides for distribution of these shares of Evergreen Tax Free Fund to shareholders of the Fund in liquidation and subsequent termination of the Fund. A vote in favor of the Plan is a vote in favor of the liquidation and termination of the Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

The results were as follows:

         Vote 1.               NAV Voted                        % Voted
         -----------------------------------------------------------------------------------------
         FOR                  199,782,891                         54.53%
         AGAINST                7,288,788                          1.98%
         ABSTAIN                8,058,188                          2.19%
         TOTAL                215,129,868                         58.70%

         Vote 2.                NAV Voted                       % Voted
         -----------------------------------------------------------------------------------------
         FOR                  197,148,051                         53.81%
         AGAINST                8,061,925                          2.20%
         ABSTAIN                9,919,893                          2.71%
         TOTAL                215,129,868                         58.72%

                                 Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
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New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund


Tax Advantaged

Short Intermediate Municipal Bond Fund
High Grade Municipal Bond Fund
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Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
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Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
Tax-Free High Income Fund


Income

Short-Duration Income Fund
Intermediate Term Bond Fund
U.S. Government Fund
Quality Income Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund


Balanced

Tax Strategic Foundation Fund
Foundation Fund
Balanced Fund


Growth & Income

Utility Fund
Income and Growth Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund


Domestic Growth

Tax Strategic Equity Fund
Capital Growth Fund
Stock Selector Fund
Evergreen Fund
Strategic Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Growth Fund
Aggressive Growth Fund
Select Special Equity Fund


Global International

Global Leaders Fund
Perpetual Global Fund
International Growth Fund
Perpetual International Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund


Express Line

800.346.3858


Investor Services

800.343.2898


www.evergreen-funds.com


84365                                                         554578  5/2000

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